Exhibit 99.3

Seller	Deal Loan ID	Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category
XXXX	7115663919	XXXX1872		Closed	2022-02-15 22:06	2022-02-15 22:53	Resolved	1 - Information	Credit	Missing Doc
XXXX	7115663919	XXXX1872		Closed	2022-02-15 22:05	2022-02-15 22:43	Resolved	1 - Information	Credit	Missing Doc
XXXX	7115663919	XXXX1872		Closed	2022-02-11 03:14	2022-02-11 17:58	Resolved	1 - Information	Compliance	Points & Fees
XXXX	7115663919	XXXX1872		Closed	2022-01-12 02:13	2022-02-11 17:58	Resolved	1 - Information	Compliance	Disclosure
XXXX	7115663919	XXXX1872		Closed	2022-02-11 02:04	2022-02-11 17:58	Resolved	1 - Information	Compliance	TRID
XXXX	7115663919	XXXX1872		Closed	2022-02-10 23:05	2022-02-11 17:37	Resolved	1 - Information	Credit	QM-ATR
XXXX	7115663919	XXXX1872		Closed	2022-02-10 23:05	2022-02-11 17:36	Resolved	1 - Information	Credit	Missing Doc
XXXX	7115663919	XXXX1872		Closed	2022-02-01 05:50	2022-02-02 16:44	Resolved	1 - Information	Credit	Eligibility
XXXX	7115663919	XXXX1872		Closed	2022-02-01 05:49	2022-02-02 16:43	Resolved	1 - Information	Credit	Borrower
XXXX	7115663919	XXXX1872		Closed	2022-02-01 06:31	2022-02-02 02:28	Resolved	1 - Information	Credit	Missing Doc
XXXX	7115663919	XXXX1872		Closed	2022-01-28 07:54	2022-01-31 21:58	Resolved	1 - Information	Compliance	Missing Doc
XXXX	1120657411	XXXX2226		Closed	2022-02-10 21:31	2022-02-15 17:25	Resolved	1 - Information	Credit	Eligibility
XXXX	1120657411	XXXX2226		Closed	2022-02-02 05:06	2022-02-15 00:35	Resolved	1 - Information	Compliance	TRID
XXXX	1120657411	XXXX2226		Closed	2022-02-02 05:11	2022-02-02 19:56	Resolved	1 - Information	Credit	Insurance
XXXX	6805340189	XXXX2553		Closed	2022-02-03 18:30	2022-02-03 19:26	Acknowledged	2 - Non-Material	Credit	Missing Doc
XXXX	6805340189	XXXX2553		Closed	2021-12-02 01:44	2022-01-31 20:08	Resolved	1 - Information	Compliance	TRID
XXXX	6805340189	XXXX2553		Closed	2021-12-02 01:03	2022-01-27 22:38	Resolved	1 - Information	Compliance	Points & Fees
XXXX	6805340189	XXXX2553		Closed	2022-01-20 08:11	2022-01-27 22:38	Resolved	1 - Information	Compliance	Disclosure
XXXX	6805340189	XXXX2553		Closed	2021-12-02 01:03	2022-01-27 22:38	Resolved	1 - Information	Compliance	Points & Fees
XXXX	6805340189	XXXX2553		Closed	2021-12-02 01:03	2022-01-27 21:48	Resolved	1 - Information	Compliance	Points & Fees
XXXX	6805340189	XXXX2553		Closed	2022-01-24 21:08	2022-01-27 21:41	Resolved	1 - Information	Credit	Eligibility
XXXX	6805340189	XXXX2553		Closed	2022-01-24 21:39	2022-01-27 21:40	Resolved	1 - Information	Credit	Borrower
XXXX	8000507075	XXXX2775		Closed	2022-02-02 06:08	2022-02-04 16:32	Resolved	1 - Information	Credit	Eligibility
XXXX	8000507075	XXXX2775		Closed	2022-02-04 08:50	2022-02-04 15:56	Resolved	1 - Information	Credit	Missing Doc
XXXX	8000507075	XXXX2775		Closed	2022-02-02 06:08	2022-02-02 20:09	Resolved	1 - Information	Credit	Eligibility
XXXX	9761750661	XXXX2821		Closed	2022-01-18 18:50	2022-01-31 20:14	Resolved	1 - Information	Compliance	TRID
XXXX	9761750661	XXXX2821		Closed	2022-01-24 21:03	2022-01-27 16:16	Resolved	1 - Information	Compliance	TRID
XXXX	9761750661	XXXX2821		Closed	2021-12-10 15:54	2021-12-30 17:52	Acknowledged	2 - Non-Material	Credit	Eligibility
XXXX	3051397409	XXXX2828		Closed	2022-02-24 09:18	2022-02-24 18:59	Resolved	1 - Information	Credit	Income/Employment
XXXX	3051397409	XXXX2828		Closed	2022-02-16 07:20	2022-02-24 18:59	Resolved	1 - Information	Credit	Missing Doc
XXXX	3051397409	XXXX2828		Closed	2022-02-24 09:20	2022-02-24 18:54	Resolved	1 - Information	Credit	Borrower
XXXX	3051397409	XXXX2828		Closed	2022-02-24 09:31	2022-02-24 18:53	Resolved	1 - Information	Credit	Borrower
XXXX	3051397409	XXXX2828		Closed	2022-02-24 09:10	2022-02-24 18:38	Resolved	1 - Information	Compliance	Missing Doc
XXXX	3051397409	XXXX2828		Closed	2022-02-15 20:08	2022-02-15 21:05	Resolved	1 - Information	Compliance	Missing Doc
XXXX	2514971013	XXXX2907		Closed	2022-01-14 12:19	2022-01-28 16:55	Resolved	1 - Information	Credit	Eligibility
XXXX	2514971013	XXXX2907		Closed	2022-01-27 20:49	2022-01-28 14:23	Resolved	1 - Information	Credit	Missing Doc
XXXX	2514971013	XXXX2907		Closed	2022-01-27 22:43	2022-01-28 14:20	Resolved	1 - Information	Credit	Insurance
XXXX	5422092734	XXXX2908		Closed	2022-01-14 11:56	2022-01-28 16:57	Resolved	1 - Information	Credit	Eligibility
XXXX	5422092734	XXXX2908		Closed	2022-01-27 20:44	2022-01-28 15:44	Resolved	1 - Information	Property	Appraisal
XXXX	5422092734	XXXX2908		Closed	2022-01-27 20:45	2022-01-28 15:20	Resolved	1 - Information	Compliance	Missing Doc
XXXX	5422092734	XXXX2908		Closed	2022-01-27 20:45	2022-01-28 15:14	Resolved	1 - Information	Credit	Insurance
XXXX	5422092734	XXXX2908		Closed	2022-01-27 20:47	2022-01-28 15:07	Resolved	1 - Information	Compliance	Missing Doc
XXXX	5422092734	XXXX2908		Closed	2022-01-27 20:47	2022-01-28 15:04	Resolved	1 - Information	Credit	Missing Doc
XXXX	2593598386	XXXX2941		Closed	2022-02-02 05:41	2022-02-02 16:23	Resolved	1 - Information	Credit	Missing Doc
XXXX	1455292879	XXXX3554		Closed	2022-03-01 18:45	2022-03-02 21:48	Resolved	1 - Information	Credit	Missing Doc
XXXX	1455292879	XXXX3554		Closed	2022-02-07 18:12	2022-02-09 19:55	Acknowledged	1 - Information	Compliance	TRID
XXXX	3049506364	XXXX3812		Closed	2022-02-04 00:45	2022-02-04 15:59	Resolved	1 - Information	Credit	Borrower
XXXX	3049506364	XXXX3812		Closed	2022-02-02 06:21	2022-02-02 16:04	Resolved	1 - Information	Property	Missing Doc
XXXX	4330211335	XXXX4267		Closed	2022-02-15 17:11	2022-02-15 22:11	Resolved	1 - Information	Credit	Borrower
XXXX	4330211335	XXXX4267		Closed	2022-02-15 17:11	2022-02-15 22:09	Resolved	1 - Information	Compliance	Missing Doc
XXXX	5983613271	XXXX0225		Closed	2022-02-15 16:26	2022-02-15 22:26	Resolved	1 - Information	Compliance	Missing Doc
XXXX	5983613271	XXXX0225		Closed	2022-02-15 16:51	2022-02-15 22:24	Resolved	1 - Information	Credit	Insurance
XXXX	3049573174	XXXX0867		Closed	2022-03-15 22:52	2022-03-16 21:40	Resolved	1 - Information	Credit	Insurance
XXXX	3049573174	XXXX0867		Closed	2022-03-15 21:32	2022-03-16 21:39	Resolved	1 - Information	Property	Appraisal
XXXX	3049573174	XXXX0867		Closed	2022-03-08 09:30	2022-03-09 17:02	Resolved	1 - Information	Compliance	Missing Doc
XXXX	3049573174	XXXX0867		Closed	2022-03-08 09:29	2022-03-09 17:02	Resolved	1 - Information	Compliance	Missing Doc

Deal Loan ID	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution
7115663919	Missing Verification of Mortgage	Resolved- - Due Diligence Vendor-02/15/2022
Ready for Review-Document Uploaded. These were already uploaded to file under a different open condition.
Adding here again for you.  - Seller-02/15/2022
Counter-Please provide the taxes associated with the property.  - Due Diligence Vendor-02/15/2022
Ready for Review-Document Uploaded.  - Seller-02/15/2022
Counter-Evidence of property insurance received. However, please provide evidence to support XXXXXXXX property is owned free and clear and documentation of monthly fees associated with the property (taxes, and HOA) of $2,145.08. - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded.  - Seller-02/01/2022
Open-Evidence to support XXXXXXXX property is owned free and clear and documentation of monthly fees associated with the property (taxes, insurance, and HOA) of XXXX is not documented in the file. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. These were already uploaded to file under a different open condition.
Adding here again for you.  - Seller-02/15/2022

 Ready for Review-Document Uploaded.  - Seller-02/15/2022

 Ready for Review-Document Uploaded.  - Seller-02/01/2022

7115663919	Missing letter of explanation	Resolved- - Due Diligence Vendor-02/15/2022

Ready for Review-Document Uploaded.  - Seller-02/15/2022

Counter-Guidelines require a business narrative letter for all bank statement programs regardless of personal or business statements use. - Due Diligence Vendor-02/02/2022

Ready for Review-Per Underwriter, we did not use business bank statements so this should not be required - Seller-02/01/2022

		Open-A Business Narrative Letter detailing the service the business provides, how it generates business, the number of employees, and any impact the pandemic has had on the business was not located in the loan file. - Due Diligence Vendor-01/12/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022 Ready for Review-Per Underwriter, we did not use business bank statements so this should not be required - Seller-02/01/2022
7115663919	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-02/11/2022
Ready for Review-It's my understanding that if the loan closes with a different title company than the one listed on the SSP, we are not held to a 10% tolerance. SSP lists XXXX as the settlement service provider. We closed with XXXX. We do not agree with the statement that " All Section C fees are subject to 10% tolerance". All section B title fees are held to a 10% tolerance...not section C. If the borrower does not get to shop, then the 10% tolerance would apply. Section B is for services the borrower did not get to shop for and therefore would be subject to a tolerance...not section C. - Seller-02/11/2022
Counter-See counter to other related findings. - Due Diligence Vendor-02/02/2022
Ready for Review-See explanation and upload to other condition in regards to processing, etc - Seller-02/01/2022
Counter- - Due Diligence Vendor-01/31/2022
Ready for Review-Required reimbursement not addressed. SSP uploaded confirms borrower had right to shop. All Section C fees subject to 10% tolerance.  - Due Diligence Vendor-01/31/2022
Ready for Review-Please see SSP uploaded  - Seller-01/28/2022
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The final CD dated 12/30/2021 disclosed title fees in section C.  However, as a result of the missing service provider list, there is no evidence the borrower shopped for the services.  Therefore, the title fees are subject to the 10% tolerance and there was a $203.50 violation.  Evidence of reimbursement is needed. - Due Diligence Vendor-01/12/2022
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-01/12/2022	Ready for Review-It's my understanding that if the loan closes with a different title company than the one listed on the SSP, we are not held to a 10% tolerance. SSP lists XXXX as the settlement service provider. We closed with XXXX. We do not agree with the statement that " All Section C fees are subject to 10% tolerance". All section B title fees are held to a 10% tolerance...not section C. If the borrower does not get to shop, then the 10% tolerance would apply. Section B is for services the borrower did not get to shop for and therefore would be subject to a tolerance...not section C. - Seller-02/11/2022
 Ready for Review-See explanation and upload to other condition in regards to processing, etc - Seller-02/01/2022
 Ready for Review-Required reimbursement not addressed. SSP uploaded confirms borrower had right to shop. All Section C fees subject to 10% tolerance.  - Due Diligence Vendor-01/31/2022
 Ready for Review-Please see SSP uploaded  - Seller-01/28/2022
Resolved-Resolved - Due Diligence Vendor-02/11/2022
7115663919	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-02/11/2022

Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-01/12/2022	Resolved-Resolved - Due Diligence Vendor-02/11/2022

 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-01/12/2022

7115663919	Charges That In Total Cannot Increase More Than 10% Test	Resolved-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,437.50) exceed the comparable charges ($2,940.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-01/28/2022
Ready for Review-Please review PCCD and provide update - Seller-02/11/2022
Counter-The 10% tolerance test is regarding the fees the borrower was allowed to shop and is not related to the processing fee. The title fees the borrower was allowed to shop for are outside of the 10% tolerance. - Due Diligence Vendor-02/02/2022
Ready for Review-See explanation and upload to other condition in regards to processing fee - Seller-02/01/2022
Ready for Review-See SSP uploaded  - Seller-01/28/2022
Open-The final CD dated XXXX disclosed title fees in section C. However, as a result of the missing service provider list, there is no evidence the borrower shopped for the services. Therefore, the title fees are subject to the 10% tolerance and there was a $203.50 violation. - Due Diligence Vendor-01/12/2022	Ready for Review-Please review PCCD and provide update - Seller-02/11/2022

 Ready for Review-See explanation and upload to other condition in regards to processing fee - Seller-02/01/2022

 Ready for Review-See SSP uploaded  - Seller-01/28/2022

Resolved-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,437.50) exceed the comparable charges ($2,940.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-01/28/2022

7115663919	ATR: Current Employment Not Verified	Resolved- - Due Diligence Vendor-02/11/2022
Ready for Review-Document Uploaded. History shows this still open but commentary says resolved, as we provided proof of business since XXXX. Attached again. Please clear open condition.  - Seller-02/10/2022
Open- - Due Diligence Vendor-02/06/2022
Resolved-Lender provided document to evidence existence of business since 1998. - Due Diligence Vendor-01/31/2022
Ready for Review-Document Uploaded.  - Seller-01/28/2022
Open-ATR: Current Employment Not Verified - proof of two years self-employment was not documented in the file. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. History shows this still open but commentary says resolved, as we provided proof of business since XXXXX. Attached again. Please clear open condition. - Seller-02/10/2022
 Ready for Review-Document Uploaded.  - Seller-01/28/2022
Resolved-Lender provided document to evidence existence of business since XXXX. - Due Diligence Vendor-01/31/2022
7115663919	Borrower 1 CPA Letter Missing	Resolved-CPA Letter provided. - Due Diligence Vendor-02/11/2022

Ready for Review-Document Uploaded.  - Seller-02/10/2022

Counter-Guidelines require a CPA letter on all bank statements programs to either confirm the percentage of ownership (if Corporation or Partnership) or to confirm self-employed taxes filed for two years if sole proprietor. - Due Diligence Vendor-02/02/2022

Ready for Review-As per Underwriter, we did not use business bank statements so this should not be required - Seller-02/01/2022

		Open-Borrower 1 CPA Letter Missing: A CPA letter verifying the borrower's ownership percentage and evidence of having filed self-employed tax returns for 2+ years was not located in the file. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. - Seller-02/10/2022 Ready for Review-As per Underwriter, we did not use business bank statements so this should not be required - Seller-02/01/2022	Resolved-CPA Letter provided. - Due Diligence Vendor-02/11/2022
7115663919	Fraud Report Shows Uncleared Alerts	Resolved-Alert was addressed. - Due Diligence Vendor-02/02/2022 Ready for Review-Document Uploaded. - Seller-02/01/2022 Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-01/13/2022	Ready for Review-Document Uploaded. - Seller-02/01/2022	Resolved-Alert was addressed. - Due Diligence Vendor-02/02/2022
7115663919	Fraud alert is present on the credit report	Resolved-The borrower's identity was confirmed via a borrower's statement of intent to refinance. - Due Diligence Vendor-02/02/2022

Ready for Review-Document Uploaded.  - Seller-02/01/2022

		Open-A consumer statement fraud alert dated 7/12/2021 was reflected on the credit report. No evidence in the file that the customer was contacted at the phone number provided to verify identity. Processor's cert only indicated identity was verified via driver's license and loan documents. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. - Seller-02/01/2022	Resolved-The borrower's identity was confirmed via a borrower's statement of intent to refinance. - Due Diligence Vendor-02/02/2022
7115663919	Missing Letter of Explanation (Assets)	Resolved- - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded. See page 2 attached for relationship - Seller-02/01/2022
		Open-A letter of explanation signed by the borrower documenting the relationship of the non-borrowing account holder reflected on the XXXXXXXX Statements Acct XXXX was not included in the file. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. See page 2 attached for relationship - Seller-02/01/2022
7115663919	Missing Service Provider List	Resolved-Lender provided Service Provider List confirming borrower was given right to shop. Fees subject to 10% tolerance. - Due Diligence Vendor-01/31/2022

Ready for Review-Document Uploaded.  - Seller-01/28/2022

		Open-The service provider list was not located in the loan file. - Due Diligence Vendor-01/12/2022	Ready for Review-Document Uploaded. - Seller-01/28/2022	Resolved-Lender provided Service Provider List confirming borrower was given right to shop. Fees subject to 10% tolerance. - Due Diligence Vendor-01/31/2022
1120657411	Loan does not conform to program guidelines	Resolved-Lender provided articles of incorporation and XXXX confirms ownership of business by borrower. CBR in file shows self-employed and bank statements confirm borrower receiving draw figure. Lexis shows borrower as CEO. - Due Diligence Vendor-02/15/2022
Counter-Please provide a CPA letter to confirm the borrower was self-employed for the prior two years. The Articles of Incorporation was received and confirmed the borrower is 49.5% owner.  - Due Diligence Vendor-02/11/2022
Ready for Review-Document Uploaded.  - Seller-02/10/2022
Open-The subject loan was approved utilizing 12 months of bank statements for income verification. According to the applicable guidelines for bank statement programs borrowers owning corporations/partnerships must verify that they own 25% or more of their business. No verification of the borrower's ownership share in XXXXXXXXXX was located in the loan file. Please provide a CPA letter verifying that the borrower has been filing self-employed tax returns for 2+ years and his ownership percentage. Articles of Incorporation/Operating Agreement may also be provided to verify the ownership percentage. - Due Diligence Vendor-01/19/2022	Ready for Review-Document Uploaded. - Seller-02/10/2022	Resolved-Lender provided articles of incorporation and Better Business Bureaus confirms ownership of business by borrower. CBR in file shows self-employed and bank statements confirm borrower receiving draw figure. Lexis shows borrower as CEO. - Due Diligence Vendor-02/15/2022

1120657411	Lender Credits That Cannot Decrease Test	Resolved-The lender credit was reduced by the same amount as the $1,399 fee, not net change to the borrower as was not charged admin/uw fee - Due Diligence Vendor-02/15/2022
Resolved- - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded. The admin waiver fee cost .292 , $XXXX/ XXXX. See attached revised Change of Circumstance form showing this in more detail.  - Seller-02/02/2022
		Open-The initial Loan Estimate dated XXXX included lender credits in the amount of $XXXX. The change in circumstance form for the second revised Loan Estimate dated 12/22/2021 reflected a lender credit reduced to $XXXX due to a lock extension. The change in circumstance form for the last revised Loan Estimate dated XXXX reflected the waiver of the admin fee (although the LE did not reflect an Admin fee) and a corresponding decrease in the lender credit from $XXXX to $XXX. Provide evidence of valid reason of change of circumstance and how it relates to lender credit reduction as well as what fee was "waived". - Due Diligence Vendor-01/21/2022	Ready for Review-Document Uploaded. The admin waiver fee cost .292 , $XXXX/ XXXX. See attached revised Change of Circumstance form showing this in more detail. - Seller-02/02/2022	Resolved-The lender credit was reduced by the same amount as the $XXXX fee, not net change to the borrower as was not charged admin/uw fee - Due Diligence Vendor-02/15/2022
1120657411	Hazard insurance dwelling coverage is not sXXXXicient	Resolved-Insurance coverage exceeds the loan amount. - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded. We don't see an issue with the insurance.  ($509,100)
The coverage is still more than the loan amount ($480k). - Seller-02/02/2022
		Open-The applicable guidelines require hazard insurance coverage to be the lesser of 100% of the insurable value of the improvements, as established by the property insurer or the unpaid principal balance of the mortgage, as long as it equals at least 80% of the insurable value of the improvements. While no replacement cost estimate for the subject property was located in the loan file, the appraisal reflects an estimated cost new for the subject property of $XXXX 80% of which is $XXXX; however the hazard insurance policy in file reflects a dwelling coverage of only $XXXX with no additional replacement coverage. - Due Diligence Vendor-01/19/2022	Ready for Review-Document Uploaded. We don't see an issue with the insurance. ($509,100) The coverage is still more than the loan amount ($XXXX). - Seller-02/02/2022	Resolved-Insurance coverage exceeds the loan amount. - Due Diligence Vendor-02/02/2022
6805340189	Borrower 1 CPA Letter Missing	Acknowledged-Exception noted as CPA Letter not available, XXXX, XXXX score and strong reserves. - Due Diligence Vendor-02/03/2022
Acknowledged- - Due Diligence Vendor-02/03/2022
Ready for Review-Document Uploaded. The borrower is not self-employed, but they are a 1099 employee for a company
We have their license in the file that shows they have been licensed more than 2 years. We have a VOE in file that he has worked for this company over 2 years as a realtor. CPA letter should not be needed here.  Please see attached documents supporting this explanation.  - Seller-02/03/2022
Counter-CPA letter not provided with outstanding condition. Please provide CPA letter as indicated. - Due Diligence Vendor-01/27/2022
Ready for Review-Document Uploaded. Other conditions were not allowing uploads so please review these items for other conditions without upload option - Seller-01/24/2022
Open-Borrower 1 CPA Letter Missing Guideline require a CPA letter for sole proprietors using bank statements to confirm self-employed taxes were filed for the prior two years. - Due Diligence Vendor-12/03/2021	Ready for Review-Document Uploaded. The borrower is not self-employed, but they are a XXXX employee for a company
We have their license in the file that shows they have been licensed more than 2 years. We have a VOE in file that he has worked for this company over 2 years as a XXXX. CPA letter should not be needed here.  Please see attached documents supporting this explanation.  - Seller-02/03/2022
 Ready for Review-Document Uploaded. Other conditions were not allowing uploads so please review these items for other conditions without upload option - Seller-01/24/2022
Acknowledged-Exception noted as CPA Letter not available, Realtor, 678 score and strong reserves. - Due Diligence Vendor-02/03/2022
6805340189	Final CD: Closing Date is missing or inaccurate	Resolved-Final PCCD provided by lender. - Due Diligence Vendor-01/31/2022

Acknowledged- - Due Diligence Vendor-01/27/2022

Cured- - Due Diligence Vendor-01/27/2022

		Open-The final CD dated XXXX listed the closing date as XXXX, but the actual closing date was XXXX when documents were signed and notarized. A corrected CD with the final information was not located in file. The final CD did not update the prepaid interest for the XXXX closing date. The initial escrow deposit amount on the final CD did not match the amount on the Initial Escrow Account Disclosure Statement. The initial CD dated XXXX and the final CD also dated XXXX removed the transfer tax amount that was disclosed on the LEs, but there was no confirmation in file that the fee was paid by the seller or other party. In addition, the final CD does not appear to have updated the title fees with final amounts. The section H fees include an Administrative fee paid to "Other" instead of naming the provider and there was a Transaction Coordinator Fee paid to Quality Tc Service. There was no explanation located in file to identify who these providers were and to verify the fees were non-required fees that the borrower opted for. - Due Diligence Vendor-12/02/2021		Resolved-Final PCCD provided by lender. - Due Diligence Vendor-01/31/2022
6805340189	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-Resolved - Due Diligence Vendor-01/27/2022
Acknowledged- - Due Diligence Vendor-12/21/2021
Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (XXXX, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
		While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/02/2021		Resolved-Resolved - Due Diligence Vendor-01/27/2022
6805340189	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-01/27/2022
Rescinded-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs. Reimbursement not applicable. - Due Diligence Vendor-01/27/2022
Ready for Review-The only thing that changed was when they locked the loan they went from lender paid to borrower paid and an origination fee was added for $XXXX when the locked LE went out.  We provided you with the Change of Circumstance detailing this change. We are not over 5% in fees and total fees are actually lower than what we disclosed from locked LE to PC CD. Please refer back to our conversation in regards to broker versus lender paid compensation a few weeks ago.  - Seller-01/20/2022
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. The $5,920 tolerance violation reimbursement for the mortgage broker fee has not been issued. - Due Diligence Vendor-12/02/2021	Ready for Review-The only thing that changed was when they locked the loan they went from lender paid to borrower paid and an origination fee was added for $XXXX when the locked LE went out. We provided you with the Change of Circumstance detailing this change. We are not over 5% in fees and total fees are actually lower than what we disclosed from locked LE to PC CD. Please refer back to our conversation in regards to broker versus lender paid compensation a few weeks ago. - Seller-01/20/2022
Resolved-Resolved - Due Diligence Vendor-01/27/2022

 Rescinded-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs. Reimbursement not applicable. - Due Diligence Vendor-01/27/2022

6805340189	Higher-Priced Mortgage Loan Test	Resolved-Resolved - Due Diligence Vendor-01/27/2022
Acknowledged- - Due Diligence Vendor-12/21/2021
		Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/02/2021		Resolved-Resolved - Due Diligence Vendor-01/27/2022
6805340189	Reimbursement Amount Validation Test	Resolved-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs - Due Diligence Vendor-01/27/2022
		Open-This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The $5,920 tolerance violation reimbursement for the mortgage broker fee has not been issued. - Due Diligence Vendor-12/02/2021		Resolved-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs - Due Diligence Vendor-01/27/2022
6805340189	Fraud Report Shows Uncleared Alerts	Resolved-Evidence of alerts properly addressed by the lender was provided. - Due Diligence Vendor-01/27/2022
Ready for Review-Document Uploaded.  - Seller-01/24/2022
Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-12/03/2021
		Open-Fraud Report Shows Uncleared Alerts The latest XXXX report in file was dated XXXX with an 80 Critical Risk participants score with several High Impact Variances that were not addressed or cleared. The variances included ineligible list and National Fraud Protection Database alerts for the borrower,XXXXXXXXXXXX, and the selling broker XXXXXXXXXXXX. - Due Diligence Vendor-12/02/2021	Ready for Review-Document Uploaded. - Seller-01/24/2022	Resolved-Evidence of alerts properly addressed by the lender was provided. - Due Diligence Vendor-01/27/2022
6805340189	Potential Occupancy/Current Address Issues identified in the file	Resolved-Explanation provided by lender along with supporting documents. - Due Diligence Vendor-01/27/2022
Ready for Review-Document Uploaded.  - Seller-01/24/2022
Open-Provide evidence that XXXXXXXXXXXX was sold by the borrower. Provide acceptable explanation as to why the Address Certification indicated XXXXXXXXXXXX (prior address) as the current mailing address at closing. - Due Diligence Vendor-12/21/2021
		Open-The subject transaction was for the purchase of a primary residence located at XXXXXXXXXXXX with the current residence at XXXXXXXXXXXX for over 16 years. A letter of explanation (page 302) indicated the borrower's wife owns the current residence and pays that mortgage and the Address Certification (page 738) identified the current residence as the continuing mailing address instead of the subject property. There was no explanation located in file regarding the intentions for the current residence. - Due Diligence Vendor-12/02/2021	Ready for Review-Document Uploaded. - Seller-01/24/2022	Resolved-Explanation provided by lender along with supporting documents. - Due Diligence Vendor-01/27/2022
8000507075	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-02/04/2022
Resolved-Lender provided evidence the property did not go into foreclosure.  - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded.  - Seller-02/02/2022
Open-Delinquent Credit History Does Not Meet Guideline Requirements. The credit report and property history report indicate foreclosure or 1x120 activity on XXXXXXXXXXXX. Foreclosures are not allowed within 48 months of origination. - Due Diligence Vendor-01/12/2022	Ready for Review-Document Uploaded. - Seller-02/02/2022	Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-02/04/2022

 Resolved-Lender provided evidence the property did not go into foreclosure.  - Due Diligence Vendor-02/02/2022

8000507075	Missing Letter of Explanation (Assets)	Resolved-Signature Affidavit and AKA Statement provided. - Due Diligence Vendor-02/04/2022

Ready for Review-Document Uploaded.  - Seller-02/04/2022

Counter-Please provide the Signature Affidavit and AKA Statement. - Due Diligence Vendor-02/02/2022

Ready for Review-Document Uploaded.  - Seller-02/02/2022

		Open-The documentation for the borrower's assets held in a 1031 exchange indicate the funds are held jointly with a party not related to the subject loan. No document verifying the borrower has full access to those funds was located in the loan file. - Due Diligence Vendor-01/11/2022	Ready for Review-Document Uploaded. - Seller-02/04/2022 Ready for Review-Document Uploaded. - Seller-02/02/2022	Resolved-Signature Affidavit and AKA Statement provided. - Due Diligence Vendor-02/04/2022
8000507075	Fraud Report Shows Uncleared Alerts	Resolved- - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded.  - Seller-02/02/2022
Open-Fraud Report Shows Uncleared Alerts. The fraud report indicates high impact variances that were not properly addressed by the lender. The fraud report indicates several unpaid tax liens and a small claims judgment For $XXXX for the borrower. Some of the tax liens and the judgment reflect a second party that is the same individual on the 1031 exchange documentation in file. Guidelines require all judgments and tax liens to be paid. Provide evidence the tax liens and judgment are outside the state of California statute of limitation. - Due Diligence Vendor-01/12/2022
		Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-01/12/2022	Ready for Review-Document Uploaded. - Seller-02/02/2022
9761750661	Final CD: Closing Cost Detail fee(s) not disclosed in the proper section based on ability to shop	Resolved-Final PCCD provided. Lender credit for transfer taxes sXXXXicient. - Due Diligence Vendor-01/31/2022
Ready for Review-Document Uploaded.  - Seller-01/18/2022
		Open-The initial CD issued and e-signed on XXXX and the final CD issued on XXXX and signed at closing on XXXX correctly reflect title fees in Section B - Services Borrower Did Not Shop For since the title company used was from the service provider list. The post-closing CD dated XXXX included the Section B title fees paid by the borrower; however, there were also title fees in duplicate amounts paid by the seller listed in section C. All title fees the borrower did not shop for are required to be in Section B, including amounts paid by either the borrower or seller. The fees also are required to be labeled as "Title - [fee name]". In addition, real estate commissions and termite inspection fees were disclosed in Section C instead of Section H. Transfer taxes were not disclosed on either the initial XXXX LE or the redisclosed XXXX LE. In addition, the initial CD lists the appraisal fee as paid to "Other" instead of the provider's name, owner's title insurance is not disclosed in section H, and earnest money and seller concessions were not disclosed in section L. The CD signed at closing did not reflect the seller's closing costs as described in the purchase contract. The post-closing CD dated XXXX is missing the seller's address on page 1, the Cash to Close amount on page 1 is listed as -$XXXX instead of the actual recalculated cash to close amount including all funds brought to closing less any recalculated fee amounts. Page 5 of the post-closing CD is missing a contact name for XXXX in the Contact Information section. - Due Diligence Vendor-12/08/2021	Ready for Review-Document Uploaded. - Seller-01/18/2022	Resolved-Final PCCD provided. Lender credit for transfer taxes sXXXXicient. - Due Diligence Vendor-01/31/2022
9761750661	TRID Post-Consummation Revised Closing Disclosure Data Validation Test	Resolved-Resolved - Due Diligence Vendor-01/27/2022
Ready for Review-Document Uploaded.  - Seller-01/24/2022
Open-This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either: A consummation date; or A post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; or A date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure. These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test. Confirmation is needed of the date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.  - Due Diligence Vendor-12/15/2021
		Open-This loan failed the TRID post-consummation revised closing disclosure data validation test. This loan contains a post-consummation reason for redisclosure, but it does not provide either: A consummation date; or A post-consummation revised closing disclosure delivery date; or A date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; or A date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure. These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test. - Due Diligence Vendor-12/14/2021	Ready for Review-Document Uploaded. - Seller-01/24/2022	Resolved-Resolved - Due Diligence Vendor-01/27/2022
9761750661	Excessive Seller Contributions	Acknowledged-Lender acknowledged that seller paid fees were in excess of the contract. There is no evidence the increase in concessions were provided to the appraiser. - Due Diligence Vendor-12/30/2021
Open-The purchase contract indicated the seller agreed to pay $2,000 in seller concessions. The contract also indicated the parties agreed to split the cost of the owner's and lender's title insurance and the seller would obtain the termite report. Page 3 of the post-closing CD dated XXXX did list the $2,000 concession in the transaction summary, however, page 2 also listed an additional $XXXX ($XXXX + $XXXX+ $XXXX + $XXXX) in borrower's closing costs paid by the seller. The total concession of $XXXX exceeds the amount agreed upon in the purchase contract. - Due Diligence Vendor-12/10/2021	Acknowledged-Lender acknowledged that seller paid fees were in excess of the contract. There is no evidence the increase in concessions were provided to the appraiser. - Due Diligence Vendor-12/30/2021

3051397409	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-02/24/2022
Ready for Review-Document Uploaded.  - Seller-02/24/2022
		Open-Borrower 1 Tax Returns Not Signed Borrower 1 Tax Returns: Please provide signed tax returns for the personal tax returns, the returns for XXXXXXXX, XXXXXXXX, and XXXXXXXX. - Due Diligence Vendor-01/28/2022	Ready for Review-Document Uploaded. - Seller-02/24/2022	Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-02/24/2022
3051397409	Borrower 1 Paystubs Missing	Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-02/18/2022

Ready for Review-Document Uploaded.  - Seller-02/16/2022

Open-Borrower 1 Paystubs Missing Paystubs for the borrower's W-2 income covering at least one month's year-to-date earnings were not located in the loan file. - Due Diligence Vendor-01/28/2022

		Open-Borrower 1 Paystubs Missing - Due Diligence Vendor-01/28/2022	Ready for Review-Document Uploaded. - Seller-02/16/2022	Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-02/18/2022
3051397409	Fraud: Potential Identity Issues identified in the file	Resolved- - Due Diligence Vendor-02/24/2022
Ready for Review-Document Uploaded.  - Seller-02/24/2022
		Open-Provide satisfactory evidence the borrower completed and/or signed the Addendum to XXXXX Lease (p 52); Anti-Steering Loan Options Disclosure (p 87); Authorization for the XXXX to Release Social Security Number Verification (p 136); Borrower Signature Authorization (p 238); Broker Compensation Acknowledgement & Agreement (p 240); letters of explanation regarding rents to SMS (p 440), credit inquiries (p 441), and XXXXXXXX (p 442); Business Narratives (p 745, 746, 747, 748); 12/22/2021 Closing Disclosure (p 914); 1/6/2022 Closing Disclosure with 1/20 closing date (p 920); and the XXXX Closing Disclosure with XXXX closing date (p 926). The signatures on these documents appear to be the same as the party on the “100% Access to Funds” letter executed by “XXXXXX” and identified as the borrower’s mother (p 214). Further, the signatures do not match the borrower’s signatures on the Note (p 300), Deed of Trust (p 311), Driver’s License (p 237), or Signature Affidavit (p 453). - Due Diligence Vendor-02/02/2022	Ready for Review-Document Uploaded. - Seller-02/24/2022
3051397409	Fraud: Red Flag Variances are not properly addressed in the file	Resolved- - Due Diligence Vendor-02/24/2022
Ready for Review-Document Uploaded. It was already corrected on the final 1003, re-uploading what was provided in our shipped bundle for final 1003. Section 3 and 4 both show property as primary. I highlighted on this copy.  - Seller-02/24/2022
Counter-Please provide a corrected Section 3a of the final loan application indicating the subject property is a primary residence. No signature is required.  - Due Diligence Vendor-02/18/2022
Ready for Review-Document Uploaded. This Broker has the bad habit of being extremely messy with their 1003 data input and frequently checks wrong boxes.  When we do XXXX Lender Disclosures we simply disclose their 1003 data as it comes into the system.  The UW then fixed 1003 data and marked correct boxes at the initial underwrite.  This property was always meant to be owner occupied/Primary Residence. Also, it's the most logical geography and largest house of the borrower's REO holdings to be his primary.   In addition the 2 residential rental properties are showing on his 1040s Schedule E. Attached utility bills for subject address. Also, there is no "rent loss" and has been no rent loss on the subject property policy.  You are mixing up some of the other Insurance policies in file for Rental properties so we've attached with highlights to help clarify this.  - Seller-02/16/2022
Open-The loan file contains discrepancies of the subject property occupancy. Section 3a of the final loan application states the subject property's intended occupancy is investment while Section 4 indicates the occupancy is primary residence. In addition, the hazard insurance includes loss of rent coverage indicating the property will be used as an investment. The Fraud Report also indicates the XXXX trace shows other potential residence for the borrower at the time of this owner occupied refinance. Please provide clarification of the subject property occupancy. - Due Diligence Vendor-01/31/2022	Ready for Review-Document Uploaded. It was already corrected on the final 1003, re-uploading what was provided in our shipped bundle for final 1003. Section 3 and 4 both show property as primary. I highlighted on this copy. - Seller-02/24/2022
 Ready for Review-Document Uploaded. This Broker has the bad habit of being extremely messy with their 1003 data input and frequently checks wrong boxes.  When we do XXXX Lender Disclosures we simply disclose their 1003 data as it comes into the system.  The UW then fixed 1003 data and marked correct boxes at the initial underwrite.  This property was always meant to be owner occupied/Primary Residence. Also, it's the most logical geography and largest house of the borrower's XXXX holdings to be his primary.   In addition the 2 residential rental properties are showing on his 1040s Schedule E. Attached utility bills for subject address. Also, there is no "rent loss" and has been no rent loss on the subject property policy.  You are mixing up some of the other Insurance policies in file for Rental properties so we've attached with highlights to help clarify this.  - Seller-02/16/2022

3051397409	Missing US Patriot Act Disclosure or ID	Resolved- - Due Diligence Vendor-02/24/2022

Ready for Review-Document Uploaded. patriot act done by escrow, - Seller-02/24/2022

		Open-Provide evidence of XXXX closing procedures that allow for a family member to certify the Patriot Act/Customer Identification Verification form. The borrower’s brother reviewed the ID and signed the certification. - Due Diligence Vendor-02/02/2022	Ready for Review-Document Uploaded. patriot act done by escrow, - Seller-02/24/2022
3051397409	Escrow Waiver is Missing	Resolved-Escrow Waiver is Present or Not Applicable - Due Diligence Vendor-02/15/2022

Resolved-The escrow waiver was provided.  - Due Diligence Vendor-02/15/2022

Ready for Review-Document Uploaded.  - Seller-02/15/2022

		Open-Escrow Waiver is Missing - Due Diligence Vendor-01/31/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022	Resolved-Escrow Waiver is Present or Not Applicable - Due Diligence Vendor-02/15/2022 Resolved-The escrow waiver was provided. - Due Diligence Vendor-02/15/2022
2514971013	Fraud Report Shows Uncleared Alerts	Resolved-Document Uploaded. The lender provided XXXX statute of limitations which indicates the judgment does not need to be paid since it is greater than five years old. - Due Diligence Vendor-01/28/2022

Counter-Please provide evidence of XXXX time period for the statute of limitations regarding collections, charge-offs, and judgments.  - Due Diligence Vendor-01/28/2022

Ready for Review-updated guides were provided

Collections, Chargeoffs and Judgements are not required to be paid if they fall outside the time periods of any states Statute of Limitations.
 - Seller-01/14/2022

Open-Fraud Report Shows Uncleared Alerts The fraud report indicates a civil judgment against the borrower from 9/2016 (Discover Card). Guidelines require all judgments to be paid. There is no evidence in the loan file that this was properly addressed or that the judgment is paid in full. - Due Diligence Vendor-12/18/2021	Ready for Review-updated guides were provided

Collections, Chargeoffs and Judgements are not required to be paid if they fall outside the time periods of any states Statute of Limitations.
 - Seller-01/14/2022

Resolved-Document Uploaded. The lender provided XXXX statute of limitations which indicates the judgment does not need to be paid since it is greater than five years old. - Due Diligence Vendor-01/28/2022

2514971013	Missing letter of explanation	Resolved-A signed letter of explanation from the borrower was provided. - Due Diligence Vendor-01/28/2022

Ready for Review-Document Uploaded.  - Seller-01/27/2022

		Open-A signed letter from the borrower disclosing the purpose of the cash-out must be obtained on all cash-out transactions. - Due Diligence Vendor-12/16/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-A signed letter of explanation from the borrower was provided. - Due Diligence Vendor-01/28/2022
2514971013	Hazard insurance dwelling coverage is not sXXXXicient	Resolved-An updated hazard insurance policy summary was provided indicating loss of rents was included. - Due Diligence Vendor-01/28/2022

Ready for Review-Document Uploaded.  - Seller-01/27/2022

		Open-Rent loss insurance for the subject property is required and must equal at least 6 months of local average monthly rents. - Due Diligence Vendor-12/16/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-An updated hazard insurance policy summary was provided indicating loss of rents was included. - Due Diligence Vendor-01/28/2022
5422092734	Fraud Report Shows Uncleared Alerts	Resolved-Document Uploaded. The lender provided XXXX statute of limitations which indicates the judgment does not need to be paid since it is greater than five years old. - Due Diligence Vendor-01/28/2022
Counter-Please provide evidence of XXXX time period for the statute of limitations regarding collections, charge-offs, and judgments. - Due Diligence Vendor-01/28/2022
Ready for Review-updated guides were provided

Collections, Chargeoffs and Judgements are not required to be paid if they fall outside the time periods of any states Statute of Limitations. - Seller-01/14/2022
Open-Fraud Report Shows Uncleared Alerts The fraud report indicates a civil judgment against the borrower from 9/2016 (XXXX). Guidelines require all judgments to be paid. There is no evidence in the loan file that this was properly addressed or that the judgment is paid in full. - Due Diligence Vendor-12/18/2021	Ready for Review-updated guides were provided

Collections, Chargeoffs and Judgements are not required to be paid if they fall outside the time periods of any states Statute of Limitations. - Seller-01/14/2022

Resolved-Document Uploaded. The lender provided XXXX statute of limitations which indicates the judgment does not need to be paid since it is greater than five years old. - Due Diligence Vendor-01/28/2022

5422092734	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved- - Due Diligence Vendor-01/28/2022

Ready for Review-An updated appraisal was provided that indicated the subject property was tenant occupied. - Due Diligence Vendor-01/28/2022

Ready for Review-Document Uploaded.  - Seller-01/27/2022

		Open-The subject transaction is a cash-out refinance of an investment property where the borrower has resided at a different address for the prior 12 years. According to the appraisal, however, the subject property is owner occupied. - Due Diligence Vendor-12/16/2021	Ready for Review-An updated appraisal was provided that indicated the subject property was tenant occupied. - Due Diligence Vendor-01/28/2022 Ready for Review-Document Uploaded. - Seller-01/27/2022
5422092734	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-01/28/2022 Ready for Review-Document Uploaded. - Seller-01/27/2022 Open- - Due Diligence Vendor-12/16/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-The Deed of Trust is Present - Due Diligence Vendor-01/28/2022
5422092734	Hazard insurance dwelling coverage is not sXXXXicient	Resolved-The insurance agent confirmed the property has rent loss coverage. - Due Diligence Vendor-01/28/2022

Ready for Review-Document Uploaded.  - Seller-01/27/2022

		Open-The applicable underwriting guidelines require rent-loss coverage of at least 6 months of local average monthly rents however the hazard insurance policy in file does not reflect any rent-loss coverage. - Due Diligence Vendor-12/16/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-The insurance agent confirmed the property has rent loss coverage. - Due Diligence Vendor-01/28/2022
5422092734	XXXXis Missing	Resolved-The XXXXwas provided. - Due Diligence Vendor-01/28/2022 Ready for Review-Document Uploaded. - Seller-01/27/2022 Open-XXXXis Missing - Due Diligence Vendor-12/16/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-The XXXXwas provided. - Due Diligence Vendor-01/28/2022
5422092734	Missing letter of explanation	Resolved-A signed letter of explanation from the borrower was provided. - Due Diligence Vendor-01/28/2022

Ready for Review-Document Uploaded.  - Seller-01/27/2022

		Open-A signed letter from the borrower disclosing the purpose of the cash-out must be obtained on all cash-out transactions. - Due Diligence Vendor-12/18/2021	Ready for Review-Document Uploaded. - Seller-01/27/2022	Resolved-A signed letter of explanation from the borrower was provided. - Due Diligence Vendor-01/28/2022
2593598386	Missing evidence of credit authorization	Resolved- - Due Diligence Vendor-02/02/2022
Ready for Review-The broker credit authorization dated 10/20/2021 was provided. - Due Diligence Vendor-02/02/2022
Ready for Review-Document Uploaded. I'm providing attached but keep in mind please that this came up back in XXXX and XXXXX was in agreement with the fact that often borrowers provide a VERBAL authorization at first and LATER sign a written authorization.   It's rare to actually get a written authorization PRIOR to initial credit pull.
 - Seller-02/02/2022
Open-The broker credit report is dated XXXXX; however, there is no evidence in the file that the broker obtain authorization to pull credit. - Due Diligence Vendor-01/27/2022	Ready for Review-The broker credit authorization dated XXXXX was provided. - Due Diligence Vendor-02/02/2022
 Ready for Review-Document Uploaded. I'm providing attached but keep in mind please that this came up back in XXXX and XXXXX was in agreement with the fact that often borrowers provide a VERBAL authorization at first and LATER sign a written authorization.   It's rare to actually get a written authorization PRIOR to initial credit pull.
 - Seller-02/02/2022

1455292879	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved- - Due Diligence Vendor-03/02/2022
Resolved-CPA letter was received. Unintentionally opened the condition again. This is resolved.  - Due Diligence Vendor-03/02/2022
Ready for Review-This says resolved by XXXXXXXXXXXX 2/28/22, 8:42 AM (CST) but condition shows open with no updated verbiage ???? - Seller-03/01/2022
Open- - Due Diligence Vendor-02/28/2022
Resolved- - Due Diligence Vendor-02/28/2022
Ready for Review-Document Uploaded.  - Seller-02/24/2022
Open-Borrower 1 3rd Party VOE Prior to Close Missing. Guidelines require the CPA letter to be within 45 days of the Note date; however, the CPA letter was 63 days from the Note date. - Due Diligence Vendor-02/08/2022	Ready for Review-This says resolved by XXXXXXXXXXXX 2/28/22, 8:42 AM (CST) but condition shows open with no updated verbiage ???? - Seller-03/01/2022
 Ready for Review-Document Uploaded.  - Seller-02/24/2022
Resolved-CPA letter was received. Unintentionally opened the condition again. This is resolved. - Due Diligence Vendor-03/02/2022
1455292879	TRID "Section A. Origination Charges" Validation Test	Acknowledged-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. - Due Diligence Vendor-02/07/2022	Acknowledged-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. - Due Diligence Vendor-02/07/2022

3049506364	Fraud: Red Flag Variances are not properly addressed in the file	Resolved-Updated loan application provided. - Due Diligence Vendor-02/04/2022

Ready for Review-Document Uploaded.  - Seller-02/04/2022

Counter-Please provide updated final application (signature not required). - Due Diligence Vendor-02/02/2022

Ready for Review-Does the updated final loan app you're requesting have to be signed or you'll accept a blank unsigned 1003 to clear this condition? Please confirm.  - Seller-02/02/2022

Open-The initial and final loan applications indicate the borrower did not serve in the military. However, in the letter of explanation regarding the Specific Power of Attorney, the borrower states he is unable to sign the final loan documents due to a mandatory military exercise. Please provide an updated final loan application. - Due Diligence Vendor-01/27/2022	Ready for Review-Document Uploaded. - Seller-02/04/2022

 Ready for Review-Does the updated final loan app you're requesting have to be signed or you'll accept a blank unsigned 1003 to clear this condition? Please confirm.  - Seller-02/02/2022

Resolved-Updated loan application provided. - Due Diligence Vendor-02/04/2022
3049506364	Second Appraisal is Missing	Resolved- - Due Diligence Vendor-02/02/2022

Ready for Review-Document Uploaded. Not seeing mention of a 2nd report on the UCDPs? (Copy attached).
Please clarify what's prompting request for 2nd appraisal.  - Seller-02/02/2022

		Open-A secondary valuation model was not located in the file. The Collateral Underwriter score of 1 was noted on the FNMA UCDP Submission Summary Report; however the report was not located in the file. - Due Diligence Vendor-01/27/2022	Ready for Review-Document Uploaded. Not seeing mention of a 2nd report on the UCDPs? (Copy attached). Please clarify what's prompting request for 2nd appraisal. - Seller-02/02/2022
4330211335	Borrower information on 1003 is incomplete	Resolved-Corrected 1003 was provided. - Due Diligence Vendor-02/15/2022

Ready for Review-Document Uploaded.  - Seller-02/15/2022

		Open-The borrower indicated, in Question A of Section 5: Declarations, that he had not owned a property within the last three years but he does own the subject property. A corrected 1003 should be provided. This does not have to be signed and dated by the borrower. - Due Diligence Vendor-02/07/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022	Resolved-Corrected 1003 was provided. - Due Diligence Vendor-02/15/2022
4330211335	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/15/2022

Ready for Review-Document Uploaded.  - Seller-02/15/2022

		Open-Evidence of Rate Lock Missing. The rate lock was not included in the file. - Due Diligence Vendor-02/08/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/15/2022
5983613271	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/15/2022 Ready for Review-Document Uploaded. - Seller-02/15/2022 Open-Evidence of Rate Lock Missing - Due Diligence Vendor-02/07/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/15/2022
5983613271	Hazard Insurance Effective Date is after the Note Date	Resolved-HOI Declarations Page provided showing an effective date of 1/21/0222. - Due Diligence Vendor-02/15/2022

Ready for Review-Document Uploaded.  - Seller-02/15/2022

		Open-Hazard Insurance Effective Date of 01-24-2022 is after the Note Date of 01-21-2022 - Due Diligence Vendor-02/04/2022	Ready for Review-Document Uploaded. - Seller-02/15/2022	Resolved-HOI Declarations Page provided showing an effective date of 1/21/0222. - Due Diligence Vendor-02/15/2022
3049573174	Subject Property Address on Note does not match Insured Property Address	Resolved-Subject Property on Note matches Insured Property Address - Due Diligence Vendor-03/16/2022
Resolved-XXXX County tax records match the Note address. The property is fully insured per the Hazard Declarations page.  - Due Diligence Vendor-03/16/2022
Ready for Review-Document Uploaded. Attached Hazard was revised by insurance agent in order to still show both block addresses # since subject property is a duplex and policy insures both sides. However, Note and Deed are reflective of address as XXXXXXXXXXXX, XXXXXX, XX XXXXX in order to match XXXX County records that ties together address to legal description and parcel #. Please see attached for copy of tax info summary from XXXX County.  - Seller-03/15/2022
Ready for Review-Please disregard last comment and document uploaded.
Uploaded that to wrong condition.  - Seller-03/15/2022
Ready for Review-Document Uploaded. see attached for appraisers reply about the Average vs C1-5 Condition - Seller-03/15/2022
Open-Subject Property on Note does not match Insured Property Address. The address for the subject reported on the hazard insurance is XXXXXXXXXX, XXXXXX, XX XXXXX. The Note reports the address as XXXXXXXXXX, XXXXXX, XX XXXXX. - Due Diligence Vendor-03/01/2022	Ready for Review-Document Uploaded. Attached Hazard was revised by insurance agent in order to still show both block addresses # since subject property is a duplex and policy insures both sides. However, Note and Deed are reflective of address as XXXXXXXXXX, XXXXXX, XX XXXXX in order to match XXXX records that ties together address to legal description and parcel #. Please see attached for copy of tax info summary from XXXX County. - Seller-03/15/2022
 Ready for Review-Please disregard last comment and document uploaded.
Uploaded that to wrong condition.  - Seller-03/15/2022
 Ready for Review-Document Uploaded. see attached for appraisers reply about the Average vs C1-5 Condition - Seller-03/15/2022
Resolved-Subject Property on Note matches Insured Property Address - Due Diligence Vendor-03/16/2022
 Resolved-XXXX County tax records match the Note address. The property is fully insured per the Hazard Declarations page.  - Due Diligence Vendor-03/16/2022

3049573174	Property/Appraisal General	Resolved-The appraisal Form XXXX is not UAD coded per the appraiser. Guidelines state property must be in average or good condition. - Due Diligence Vendor-03/16/2022
Ready for Review-Document Uploaded. see attached for appraisers reply about the Average vs C1-5 Condition

(sorry, uploaded to the other condition in error. adding here to remedy.) - Seller-03/15/2022
		Open-The appraiser did not utilize the C3 or appropriate condition type. He indicated that the condition was average. - Due Diligence Vendor-03/01/2022	Ready for Review-Document Uploaded. see attached for appraisers reply about the Average vs C1-5 Condition (sorry, uploaded to the other condition in error. adding here to remedy.) - Seller-03/15/2022	Resolved-The appraisal Form XXXX is not UAD coded per the appraiser. Guidelines state property must be in average or good condition. - Due Diligence Vendor-03/16/2022
3049573174	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/09/2022

Resolved-Lock confirmation received; loan locked 1/31/2022. - Due Diligence Vendor-03/09/2022

Ready for Review-Document Uploaded.  - Seller-03/08/2022

Open-Evidence of Rate Lock Missing. The rate lock was not located in the file. - Due Diligence Vendor-03/02/2022

		Open-Evidence of Rate Lock Missing - Due Diligence Vendor-03/02/2022	Ready for Review-Document Uploaded. - Seller-03/08/2022	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/09/2022 Resolved-Lock confirmation received; loan locked 1/31/2022. - Due Diligence Vendor-03/09/2022
3049573174	Missing Initial Escrow Disclosure	Resolved-Initial Escrow Account Disclosure is Resolved - Due Diligence Vendor-03/09/2022
Resolved-A copy of the Initial Escrow Account Disclosure signed 2/23/2022 was provided.  - Due Diligence Vendor-03/09/2022
Ready for Review-Document Uploaded.  - Seller-03/08/2022
Open-Initial Escrow Account Disclosure is Missing. The borrower was charged a $XXXXX initial escrow payment on the final Closing Disclosure for homeowners insurance and property taxes.  However, an Initial Escrow Account Disclosure was not located in the loan file. - Due Diligence Vendor-03/02/2022
Open-Initial Escrow Account Disclosure is Missing - Due Diligence Vendor-03/02/2022	Ready for Review-Document Uploaded. - Seller-03/08/2022	Resolved-Initial Escrow Account Disclosure is Resolved - Due Diligence Vendor-03/09/2022

 Resolved-A copy of the Initial Escrow Account Disclosure signed 2/23/2022 was provided.  - Due Diligence Vendor-03/09/2022

Deal Loan ID	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
7115663919	5.pdf XXXX Mtg Statement XXXXXXXX.pdf HOA - XXXX - XXXXXXXX.pdf XXXX - Tax Bill - XXXXXXXX- Due 03.01.pdf XXXX - Tax Bill - XXXXXXXX - Due 03.01.pdf XXXX - Tax Payment Confirm.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	NON QM XXXX BUSINESS NARRATIVE - XXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919				XX	Primary Residence	Refinance	Cash Out - Other
7115663919				XX	Primary Residence	Refinance	Cash Out - Other
7115663919				XX	Primary Residence	Refinance	Cash Out - Other
7115663919	XXXXXXXX 2 year verification self employed.pdf XXXXXXXX - Formed XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	XXXXXXXX - CPA Letter.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	1.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	4.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	6.pdf			XX	Primary Residence	Refinance	Cash Out - Other
7115663919	XXXXXXXX ssp.pdf			XX	Primary Residence	Refinance	Cash Out - Other
1120657411	Op Agree AAS Restoration signed with amendments.pdf			XX	Primary Residence	Refinance	Cash Out - Other
1120657411	XXXX2226 CE Report.pdf XXXXXXXX - 12.30 coc.pdf			XX	Primary Residence	Refinance	Cash Out - Other
1120657411	XXXXX - Hazard.pdf			XX	Primary Residence	Refinance	Cash Out - Other
6805340189	XXXX VARIANCES SCREEN.pdf
Investor suspense response  2.pdf
XXXX 4118 JOINT ACCT NET PROCEEDS DEPOSITED.pdf
FINAL SETTLEMENT STMT FOR XXXXXXXX.pdf
LISTING AGENT RE SEARCH.pdf
INITIAL 1003.pdf
JOINT ACCESS LETTER XXXX 4118.pdf
1008.pdf
BUSINESS NARRATIVE SIGNED.pdf
UW LOE - XXXXXXXX.pdf
	RE LICENSE.pdf			XX	Primary Residence	Purchase	NA
6805340189				XX	Primary Residence	Purchase	NA
6805340189				XX	Primary Residence	Purchase	NA
6805340189				XX	Primary Residence	Purchase	NA
6805340189				XX	Primary Residence	Purchase	NA
6805340189				XX	Primary Residence	Purchase	NA
6805340189	Investor suspense response 2.pdf XXXX VARIANCES SCREEN.pdf			XX	Primary Residence	Purchase	NA
6805340189	Investor suspense response 2.pdf			XX	Primary Residence	Purchase	NA
8000507075	XXXXXXXXXXXX, XX .pdf INVESTOR SUSPENSE RESPONSE.pdf			XX	Investment	Purchase	NA
8000507075	XXXXXXXXXXXX XXX.pdf INVESTOR SUSPENSE RESPONSE.pdf FINAL FUNDS.pdf Name Aff (2B).pdf			XX	Investment	Purchase	NA
8000507075	XXXX CLEARED.pdf INVESTOR SUSPENSE RESPONSE.pdf			XX	Investment	Purchase	NA
9761750661	XXXX - LOE to Reviewer.pdf XXXX PC CD2.PDF			XX	Primary Residence	Purchase	NA
9761750661	XXXX PC CD3.PDF PC CD LETTER2.pdf			XX	Primary Residence	Purchase	NA
9761750661			XXXX credit score	XX	Primary Residence	Purchase	NA
3051397409	XXXXX - tax pgs.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
3051397409	PAYCHECK December.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
3051397409	XXXXXXXXXXXX ID.pdf LOE - From Borrower.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
3051397409	UTILITY BILLS occupancy.pdf INSURANCE two rentals.pdf INSURANCE subject Via XXXXX.pdf 1003.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
3051397409	XXXXXX - Patriot Disclosure.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
3051397409	ESCROW WAIVER.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
2514971013	Screenshot_20220128-102302.png			XX	Investment	Refinance	Cash Out - Other
2514971013	Signed LOEs.pdf			XX	Investment	Refinance	Cash Out - Other
2514971013	Hazard update XXXX to show loss of use.pdf			XX	Investment	Refinance	Cash Out - Other
5422092734	Screenshot_20220128-102302.png			XX	Investment	Refinance	Cash Out - Other
5422092734	Revised Appraisal - XXXXXXXXXXXX(1).pdf			XX	Investment	Refinance	Cash Out - Other
5422092734	XXXXXXXXXXXX recorded DOT.pdf XXXXXXXXXXXX Final Title Policy.pdf			XX	Investment	Refinance	Cash Out - Other
5422092734	XXXXXXXXXXXX update XXXXXXXXXXXX to show loss of use.pdf Hazard on XXXX.pdf Hazard XXXX agent response on rent loss.pdf			XX	Investment	Refinance	Cash Out - Other
5422092734	XXXXXXXXXXXX Rider.pdf			XX	Investment	Refinance	Cash Out - Other
5422092734	Signed LOEs.pdf			XX	Investment	Refinance	Cash Out - Other
2593598386	XXXXXXXXXXXX - Borr Auth 10.20.pdf			XX	Investment	Refinance	Cash Out - Other
1455292879	CPA Letter signed -XXXXXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other
1455292879				XX	Primary Residence	Refinance	Cash Out - Other
3049506364	1003.pdf			XX	Investment	Purchase	NA
3049506364	XXXXXXXXXXXX - UCDPs.pdf			XX	Investment	Purchase	NA
4330211335	1003 - Declarations Fix -XXXXXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other
4330211335	Lock Confirm -XXXXXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other
5983613271	Rate Lock Confirm - XXXXXXXXXXXX.pdf			XX	Primary Residence	Purchase	NA
5983613271	Hazard - XXXXXXXXXXXX.pdf			XX	Primary Residence	Purchase	NA
3049573174	Appraisers LOE.pdf Tax Info - XXXXXXXXXXXX County.pdf HAZ - XXXXXXXXXXXX XXXXXXXXXXXX.pdf			XX	Investment	Refinance	Cash Out - Other
3049573174	Appraisers LOE.pdf			XX	Investment	Refinance	Cash Out - Other
3049573174	XXXXXXXXXXXX - Rate Lock.pdf			XX	Investment	Refinance	Cash Out - Other
3049573174	XXXXXXXXXXXX - IEAD.pdf			XX	Investment	Refinance	Cash Out - Other